Debt (Institutional secured term & secured portfolio loans) (Details)			1 Months Ended													12 Months Ended
	Mar. 09, 2018	Dec. 31, 2017 USD ($) aircraft	Feb. 28, 2018	Dec. 31, 2017 USD ($) aircraft	Aug. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($) aircraft	Jul. 31, 2016 USD ($) aircraft	Apr. 30, 2016 USD ($) aircraft	Dec. 31, 2015 USD ($) aircraft	Mar. 31, 2014	Apr. 30, 2013 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2017 USD ($) aircraft	Dec. 31, 2016 USD ($)	Mar. 06, 2014 USD ($)	Feb. 29, 2012 USD ($)
Hyperion Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity																		$ 1,500,000,000.0
Number of aircraft designated as collateral | aircraft																81
Debt instrument, collateral amount		$ 2,230,000,000		$ 2,230,000,000												$ 2,230,000,000
Hyperion Facility [Member] | Scenario, Actual [Member]
Debt Instrument [Line Items]
Loan-to-value ratio																67.00%
Hyperion Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate					2.00%		2.25%						2.75%
Hyperion Facility [Member] | LIBOR [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Spread over reference rate	1.75%
Hyperion Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Loan-to-value ratio																70.00%
Vancouver Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity														$ 750,000,000.0					$ 900,000,000.0
Number of aircraft designated as collateral | aircraft		51
Debt instrument, collateral amount		$ 1,310,000,000		1,310,000,000												$ 1,310,000,000
Prepayment of debt														$ 150,000,000
Vancouver Facility [Member] | Scenario, Actual [Member]
Debt Instrument [Line Items]
Loan-to-value ratio																57.00%
Vancouver Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate					2.00%			2.25%						2.75%
Vancouver Facility [Member] | LIBOR [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Spread over reference rate			1.75%
Vancouver Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Loan-to-value ratio																63.00%
Temescal Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		1,500,000,000		1,500,000,000											$ 1,300,000,000	$ 1,500,000,000
Number of aircraft designated as collateral | aircraft																50
Debt instrument, collateral amount		1,590,000,000		1,590,000,000												$ 1,590,000,000
Credit facility amount outstanding		$ 773,700,000		773,700,000												$ 773,700,000
Temescal Facility [Member] | Scenario, Actual [Member]
Debt Instrument [Line Items]
Loan-to-value ratio																52.00%
Temescal Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate						1.95%									2.00%
Temescal Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Loan-to-value ratio																54.00%
Glide Funding Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity								$ 500,000,000.0									$ 500,000,000.0
Spread over reference rate																1.60%
Number of aircraft designated as collateral | aircraft		9										9
Credit facility amount outstanding		$ 436,300,000		436,300,000												$ 436,300,000
Debt instrument term																	5 years
Celtago Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity												$ 817,000,000.0
Number of aircraft designated as collateral | aircraft		13
Credit facility amount outstanding		$ 718,100,000		718,100,000												718,100,000
Number of aircraft financed | aircraft												13
Celtago Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate												1.50%
Celtago Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate												1.50%
BlowfishFunding Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity											$ 650,000,000
Number of aircraft designated as collateral | aircraft		9									9
Credit facility amount outstanding		$ 580,100,000		580,100,000												580,100,000
BlowfishFunding Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate											1.65%
BlowfishFunding Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate											1.65%
Celtago II Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity										$ 684,000,000.0
Number of aircraft designated as collateral | aircraft		13								13
Credit facility amount outstanding		$ 629,800,000		629,800,000												629,800,000
Celtago II Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate										1.75%
Celtago II Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate										1.75%
Iridium Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity									$ 595,000,000.0
Number of aircraft designated as collateral | aircraft		8							8
Credit facility amount outstanding		$ 559,300,000		559,300,000												559,300,000
Iridium Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate									1.75%
Iridium Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate									1.75%
Scandium Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 805,000,000.0		$ 805,000,000.0												805,000,000.0
Number of aircraft designated as collateral | aircraft		1		11
Credit facility amount outstanding		$ 113,500,000		$ 113,500,000												$ 113,500,000
Scandium Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Spread over reference rate		1.60%
Scandium Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Spread over reference rate		1.60%